CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
PROPERTY, PLANT AND EQUIPMENT
Utility plant, at cost	$ 2,800,052	$ 2,625,730
Construction work in progress	379,846	237,011
Nonutility plant and equipment, at cost	1,108,512	576,174
Construction work in progress	176,556	62,492
Total property, plant and equipment	4,464,966	3,501,407
Accumulated depreciation and amortization, utility plant	(601,635)	(585,160)
Accumulated depreciation and amortization, nonutility plant and equipment	(140,562)	(106,614)
Property, plant and equipment, net	3,722,769	2,809,633
CURRENT ASSETS
Cash and cash equivalents	117,012	2,676
Customer accounts receivable:
Billed	134,173	139,263
Unbilled revenues	9,226	6,510
Allowance for doubtful accounts	(7,242)	(6,148)
Regulatory assets	36,530	32,871
Natural gas in storage, at average cost	167,504	169,803
Materials and supplies, at average cost	20,406	14,475
Prepaid expenses	6,639	8,333
Prepaid and accrued taxes	24,301	22,602
Derivatives, at fair value	23,310	25,103
Restricted broker margin accounts	69,444	73,723
Other current assets	21,029	22,395
Total current assets	622,332	511,606
NONCURRENT ASSETS
Investments in equity investees	208,375	200,268
Regulatory assets	527,459	496,637
Operating lease assets	131,769	0
Derivatives, at fair value	3,349	7,426
Intangible assets	10,060	14,611
Software costs	4,707	1,702
Other noncurrent assets	85,657	116,059
Total noncurrent assets	971,376	836,703
Total assets	5,316,477	4,157,942
CAPITALIZATION
Common stock, $2.50 par value; authorized 150,000,000 shares; outstanding September 30, 2020 — 95,949,183; September 30, 2019 — 89,998,788	240,243	226,649
Premium on common stock	491,982	291,331
Accumulated other comprehensive loss, net of tax	(44,315)	(31,787)
Treasury stock at cost and other; shares September 30, 2020 — 148,310; September 30, 2019 — 660,734	8,485	(10,436)
Retained earnings	947,501	906,076
Common stock equity	1,643,896	1,381,833
Long-term debt	2,259,466	1,537,177
Total capitalization	3,903,362	2,919,010
CURRENT LIABILITIES
Current maturities of long-term debt	27,236	21,419
Short-term debt	125,350	25,450
Natural gas purchases payable	95,945	137,271
Natural gas purchases payable to related parties	791	790
Accounts payable and other	141,500	129,724
Dividends payable	31,902	28,122
Accrued taxes	2,717	3,394
Regulatory liabilities	26,188	0
New Jersey Clean Energy Program	15,570	15,468
Derivatives, at fair value	33,865	57,623
Operating lease liabilities	6,724	0
Customers’ credit balances and deposits	25,934	27,116
Total current liabilities	533,722	446,377
NONCURRENT LIABILITIES
Deferred income taxes	138,081	145,504
Deferred investment tax credits	3,332	3,653
Deferred gain	1,035	1,554
Derivatives, at fair value	13,352	18,821
Manufactured gas plant remediation	150,590	131,080
Postemployment employee benefit liability	237,221	246,517
Regulatory liabilities	196,450	202,435
Operating lease liabilities	95,030	0
Asset retirement obligation	33,723	31,046
Other noncurrent liabilities	10,579	11,945
Total noncurrent liabilities	879,393	792,555
Commitments and contingent liabilities
Total capitalization and liabilities	$ 5,316,477	$ 4,157,942